Financial Assets at Fair Value Through Profit or Loss - Summary of Changes in Level 3 Instruments (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Disclosure of fair value measurement of assets [line items]
Balance at the beginning of the year	$ 251,133,478	$ 138,449,834
Purchases during the year:
Balance at the end of the year	226,056,269	251,133,478
Level 3 | Unlisted Equity Securities
Disclosure of fair value measurement of assets [line items]
Balance at the beginning of the year	16,666,619
Changes during the period:
Exchange difference	(176,348)
Purchases during the year:
Balance at the end of the year	$ 16,490,271	$ 16,666,619